Government Bonds, And Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Restricted cash	$ 18,437,522	$ 17,119,599
Other	4,882,834	4,657,144
Payments in advance	4,124,774	4,029,445
Insurance	1,872,418	1,922,587
Total other assets	29,317,548	27,728,775
Restricted cash as collateral for financing transactions	16,228,915	14,972,193
Restricted cash, judicial seizures	$ 2,208,607	$ 2,417,406